Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Components of Basic and Diluted EPS
The components of basic and diluted EPS were as follows for the three months ended March 31 (in thousands, except per share amounts):

	2020	2019
Net (loss) income	$(1,966)	$3,995

Basic weighted average outstanding shares of common stock	78,003	57,588
Dilutive effect of stock-based awards for common stock	—	1,114
Dilutive effect of stockholder notes receivable for common stock	—	947
Dilutive effect of warrants for common stock	—	2,300
Diluted weighted average outstanding shares of common stock	78,003	61,948

Earnings (loss) per share:
Basic	$(0.03)	$0.07
Diluted	$(0.03)	$0.06

The components of basic and diluted EPS were as follows (in thousands, except per share amounts):

	2019	2018	2017
Net (loss) income	$(5,864)	$10,803	$8,311

Basic weighted average outstanding shares of common stock	61,850	57,621	56,321
Dilutive effect of stock-based awards for common stock	—	1,605	666
Dilutive effect of stockholder notes receivable for common stock	—	407	53
Dilutive effect of warrants for common stock	—	2,549	2,368
Diluted weighted average outstanding shares of common stock	61,850	62,182	59,408

Earnings (loss) per share:
Basic	$(0.09)	$0.19	$0.15
Diluted	$(0.09)	$0.17	$0.14